5. CONVERTIBLE DEBENTURES (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Convertible Debentures Details
Principal balance	$ 1,758,667	$ 209,100	$ 209,100
Less: debt discount	(1,430,119)	0	(107,016)
Convertible debentures, net	328,548	$ 209,100	$ 162,084
Less: current portion	(119,448)
Long term position	$ 209,100	$ 209,100